Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets Disclosure [Abstract]
Goodwill by Business Segment
NOTE 7 GOODWILL AND MORTGAGE SERVICING RIGHTS

Assets and liabilities of acquired entities are recorded at estimated fair value as of the acquisition date.

Goodwill

Allocations of Goodwill by business segment during 2016, 2015 and 2014 follow:

Table 58: Goodwill by Business Segment (a)

		Corporate &	Asset
	Retail	Institutional	Management
In millions	Banking	Banking	Group	Total
Goodwill	$5,795	$3,244	$64	$9,103
(a)	The BlackRock business segment did not have any allocated goodwill during 2016, 2015 and 2014.

Commercial Mortgage Servicing Rights
Changes in the commercial MSRs follow:

Table 59: Commercial Mortgage Servicing Rights

In millions	2016	2015	2014
January 1	$526	$506	$552
Additions:
From loans sold with servicing retained	61	63	53
Purchases	36	55	43
Changes in fair value due to:
Time and payoffs (a)	(92)	(89)	(89)
Other (b)	45	(9)	(53)
December 31	$576	$526	$506
Related unpaid principal balance at December 31	$143,139	$145,823	$143,738
Servicing advances at December 31	$265	$251	$299
(a)	Represents decrease in MSR value due to passage of time, including the impact from both regularly scheduled loan principal payments and loans that were paid down or paid off during the period.
(b)	Represents MSR value changes resulting primarily from market-driven changes in interest rates.

Mortgage Servicing Rights
Changes in the residential MSRs follow:

Table 60: Residential Mortgage Servicing Rights

In millions	2016	2015	2014
January 1	$1,063	$845	$1,087
Additions:
From loans sold with servicing retained	62	78	85
Purchases	188	316	45
Changes in fair value due to:
Time and payoffs (a)	(168)	(178)	(134)
Other (b)	37	2	(238)
December 31	$1,182	$1,063	$845
Unpaid principal balance of loans serviced for others at December 31	$125,381	$123,466	$108,010
Servicing advances at December 31	$302	$411	$501
(a)	Represents decrease in MSR value due to passage of time, including the impact from both regularly scheduled loan principal payments and loans that were paid down or paid off during the period.
(b)	Represents MSR value changes resulting primarily from market-driven changes in interest rates.

Commercial Mortgage Loan Servicing Assets - Key Valuation Assumptions
The following tables set forth the fair value of commercial and residential MSRs and the sensitivity analysis of the hypothetical effect on the fair value of MSRs to immediate adverse changes of 10% and 20% in those assumptions:

Table 61: Commercial Mortgage Loan Servicing Rights - Key Valuation Assumptions
	December 31	December 31
Dollars in millions	2016	2015
Fair value	$576	$526
Weighted-average life (years)	4.6	4.7
Weighted-average constant prepayment rate	8.61%	5.71%
Decline in fair value from 10% adverse change	$11	$10
Decline in fair value from 20% adverse change	$21	$19
Effective discount rate	7.52%	7.49%
Decline in fair value from 10% adverse change	$16	$14
Decline in fair value from 20% adverse change	$31	$29

Residential Mortgage Loan Servicing Assets - Key Valuation Assumptions
Table 62: Residential Mortgage Loan Servicing Rights - Key Valuation Assumptions
	December 31		December 31
Dollars in millions	2016		2015
Fair value	$1,182		$1,063
Weighted-average life (years)	6.8		6.3
Weighted-average constant prepayment rate	9.41%		10.61%
Decline in fair value from 10% adverse change	$45		$44
Decline in fair value from 20% adverse change	$86		$85
Weighted-average option adjusted spread	850	bps	893	bps
Decline in fair value from 10% adverse change	$37		$34
Decline in fair value from 20% adverse change	$72		$67